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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2005

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500      Chicago             IL             60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Deanna B. Marotz          Chief Compliance Officer                (312) 913-3953
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                 /s/ Deanna B. Marotz
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL              November 11, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                1

Form 13F Information Table Entry Total:          74

Form 13F Information Table Value Total:  $1,604,599
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2   ITEM 3      ITEM 4           ITEM 5          ITEM 6     ITEM 7            ITEM 8
------                           --------  ------      ------     ----------------    ----------  --------   -----------------------

                                  TITLE                VALUE      SHARES/ SH/ PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS   CUSIP     (x$1000)    PRN AMT PRN CALL    DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ADVO, Inc.                         COM    007585102    24,666      788,300          Shared-Defined   1              729,673   58,627
Acuity Brands, Inc.                COM    00508Y102    31,153    1,049,976          Shared-Defined   1              971,062   78,914
Adesa, Inc.                        COM    00686U104    18,071      817,700          Shared-Defined   1              754,200   63,500
Aftermarket Technology Corp.       COM    008318107    19,964    1,085,600          Shared-Defined   1            1,002,500   83,100
Airgas, Inc.                       COM    009363102    20,805      702,150          Shared-Defined   1               65,550   51,600
Albany International Corp.         CL A   012348108    27,302      740,500          Shared-Defined   1              684,900   55,600
Amerus Group Co.                   COM    03072M108    32,494      566,400          Shared-Defined   1              523,900   42,500
Applied Films Corporation          COM    038197109    14,043      668,700          Shared-Defined   1              618,200   50,500
Aspen Insurance Holdings Limit     SHS    G05384105    28,102      951,000          Shared-Defined   1              879,500   71,500
Belden CDT Inc.                    COM    077454106    16,195      833,500          Shared-Defined   1              770,600   62,900
Benchmark Electronics, Inc.        COM    08160H101    30,292    1,005,700          Shared-Defined   1              930,900   74,800
Big 5 Sporting Goods Corporation   COM    08915P101    20,899      875,900          Shared-Defined   1              810,100   65,800
Borders Group, Inc.                COM    099709107    20,480      923,750          Shared-Defined   1              855,050   68,700
Brady Corporation                  CL A   104674106       640       20,700          Shared-Defined   1               19,200    1,500
CBRL Group, Inc.                   COM    12489V106    40,891    1,214,830          Shared-Defined   1            1,123,430   91,400
Carlisle Companies Incorporated    COM    142339100    21,601      339,800          Shared-Defined   1              314,300   25,500
Clark, Inc.                        COM    181457102    15,918      945,800          Shared-Defined   1              874,300   71,500
Commercial Capital Bancorp, Inc.   COM    20162L105    14,929      878,200          Shared-Defined   1              812,400   65,800
Commscope, Inc.                    COM    203372107    27,328    1,576,000          Shared-Defined   1            1,457,700  118,300
Conseco, Inc.                    COM NEW  208464883    33,356    1,580,100          Shared-Defined   1            1,461,700  118,400
Crane Co.                          COM    224399105    33,347    1,121,300          Shared-Defined   1            1,037,100   84,200
Curtiss-Wright Corporation         COM    231561101    19,278      312,400          Shared-Defined   1              289,000   23,400
Cytec Industries Inc.              COM    232820100    35,246      812,500          Shared-Defined   1              752,500   60,000
Davita Inc.                        COM    23918K108    22,996      499,150          Shared-Defined   1              461,650   37,500
Delphi Financial Group, Inc.       CL A   247131105    32,832      701,534          Shared-Defined   1              648,261   53,273
Drew Industries Incorporated     COM NEW  26168L205    24,649      955,000          Shared-Defined   1              884,800   70,200
Electronics For Imaging, Inc.      COM    286082102    24,444    1,065,547          Shared-Defined   1              985,585   79,962
EnerSys                            COM    29275Y102    13,174      868,400          Shared-Defined   1              806,700   61,700
Fairchild Semiconductor Int'l.     COM    303726103    26,373    1,774,750          Shared-Defined   1            1,641,550  133,200
Flowserve Corporation              COM    34354P105    21,245      584,450          Shared-Defined   1              540,550   43,900


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2   ITEM 3      ITEM 4           ITEM 5          ITEM 6     ITEM 7            ITEM 8
------                           --------  ------      ------     ----------------    ----------  --------   -----------------------

                                  TITLE                VALUE      SHARES/ SH/ PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS   CUSIP     (x$1000)    PRN AMT PRN CALL    DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

Gildan Activewear Inc.             COM    375916103     3,536       92,500          Shared-Defined   1               85,600    6,900
Hudson Highland Group, Inc.        COM    443792106    26,720    1,070,100          Shared-Defined   1              989,500   80,600
Interpool, Inc.                    COM    46062R108    16,812      921,200          Shared-Defined   1              853,600   67,600
Investment Technology Group, Inc.  COM    46145F105    32,394    1,094,400          Shared-Defined   1            1,011,700   82,700
Key Energy Services, Inc.          COM    492914106    20,830    1,412,200          Shared-Defined   1            1,312,900   99,300
Laidlaw International, Inc.        COM    50730R102    29,539    1,222,150          Shared-Defined   1            1,134,150   88,000
MCG Capital Corporation            COM    58047P107    27,792    1,647,400          Shared-Defined   1            1,523,344  124,056
MEMC Electronic Materials, Inc     COM    552715104    23,845    1,046,300          Shared-Defined   1              968,100   78,200
Mentor Graphics Corporation        COM    587200106    22,527    2,619,400          Shared-Defined   1            2,422,400  197,000
NCI Building Systems, Inc.         COM    628852105    32,143      788,000          Shared-Defined   1              728,800   59,200
NETGEAR, Inc.                      COM    64111Q104    11,068      460,000          Shared-Defined   1              426,000   34,000
Newfield Exploration Company       COM    651290108    16,110      328,100          Shared-Defined   1              303,400   24,700
Pacer International, Inc.          COM    69373H106    17,548      665,700          Shared-Defined   1              616,300   49,400
Parametric Technology Corp.        COM    699173100     8,244    1,182,800          Shared-Defined   1            1,075,400  107,400
Park Electrochemical Corp.         COM    700416209    15,422      578,700          Shared-Defined   1              537,800   40,900
ProQuest Company                   COM    74346P102    34,426      951,000          Shared-Defined   1              879,500   71,500
Prosperity Bancshares, Inc.        COM    743606105    22,349      738,800          Shared-Defined   1              683,200   55,600
Provident Bankshares Corporation   COM    743859100    18,790      540,265          Shared-Defined   1              499,465   40,800
Rare Hospitality International     COM    753820109     9,620      374,300          Shared-Defined   1              341,800   32,500
Reinsurance Group Of America,      COM    759351109    34,325      767,890          Shared-Defined   1              710,190   57,700
Ryder System, Inc.                 COM    783549108    15,255      445,800          Shared-Defined   1              412,100   33,700
Scansource, Inc.                   COM    806037107    14,542      298,350          Shared-Defined   1              276,250   22,100
School Specialty, Inc.             COM    807863105    16,700      342,357          Shared-Defined   1              317,615   24,742
Scottish Re Group Limited          ORD    G7885T104    29,051    1,218,600          Shared-Defined   1            1,126,300   92,300
Source Interlink Companies, In   COM NEW  836151209     6,197      560,300          Shared-Defined   1              520,700   39,600
Sterling Financial Corporation     COM    859319105    20,051      889,177          Shared-Defined   1              822,597   66,580
Swift Transportation Co., Inc.     COM    870756103    17,292      976,950          Shared-Defined   1              903,450   73,500
Syniverse Holdings, Inc.           COM    87163F106    24,446    1,587,400          Shared-Defined   1            1,467,500  119,900
Synnex Corporation                 COM    87162W100    12,972      770,300          Shared-Defined   1              710,600   59,700
The Houston Exploration            COM    442120101    16,725      248,700          Shared-Defined   1              230,200   18,500
The Scotts Miracle-Gro Company     CL A   810186106    30,283      344,400          Shared-Defined   1              318,400   26,000
The Sports Authority, Inc.         COM    84917U109    28,998      985,000          Shared-Defined   1              911,100   73,900


------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                            ITEM 2   ITEM 3      ITEM 4           ITEM 5          ITEM 6     ITEM 7            ITEM 8
------                           --------  ------      ------     ----------------    ----------  --------   -----------------------

                                  TITLE                VALUE      SHARES/ SH/ PUT/    INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS   CUSIP     (x$1000)    PRN AMT PRN CALL    DISCRETION  MANAGERS   SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

The Steak n Shake Company          COM    857873103    18,197    1,002,600          Shared-Defined   1              927,800   74,800
The Toro Company                   COM    891092108    24,552      667,900          Shared-Defined   1              617,100   50,800
Triad Guaranty Inc.                COM    895925105     9,130      232,800          Shared-Defined   1              215,618   17,182
Triad Hospitals, Inc.              COM    89579K109    14,799      326,900          Shared-Defined   1              302,400   24,500
Trinity Industries, Inc.           COM    896522109     6,713      165,800          Shared-Defined   1              153,500   12,300
U.S.I. Holdings Corporation        COM    90333H101    24,490    1,885,311          Shared-Defined   1            1,740,821  144,490
United Stationers Inc.             COM    913004107    26,179      547,000          Shared-Defined   1              505,700   41,300
Verity, Inc.                       COM    92343C106     2,638      248,400          Shared-Defined   1              229,900   18,500
Watson Wyatt & Company Holdings    CL A   942712100    21,789      808,500          Shared-Defined   1              747,800   60,700
Westcorp                           COM    957907108    30,646      520,300          Shared-Defined   1              482,000   38,300
eFunds Corporation                 COM    28224R101    21,860    1,160,898          Shared-Defined   1            1,073,196   87,702
iStar Financial Inc.               COM    45031U101    34,341      849,400          Shared-Defined   1              785,600   63,800


TOTAL                                                            1,604,599